Risk management - High-quality liquid assets (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 297,300	€ 263,635
Cash, cash balances at central banks and other deposits on demand
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	206,507	149,893
Marketable assets Level 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	81,925	104,270
Marketable assets Level 2A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	3,422	5,272
Marketable assets Level 2B
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 5,446	€ 4,200